Financial Obligations (Details) - Schedule of financial obligations - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Short-term promissory notes
Promissory notes, Total current	S/ 60,822	S/ 98,774
Senior Notes
Promissory notes, Total non-current	1,022,555	1,003,130
Promissory notes, Current portion	60,822	98,774
Promissory notes, Non-current portion	S/ 1,022,555	1,003,130
Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	S/
Senior Notes
Currency	S/
Nominal interest rate	5.70%
Maturity
Promissory notes, Total non-current	S/ 169,000
Banco de Crédito del Perú One [member]
Short-term promissory notes
Currency	S/
Senior Notes
Currency	S/
Nominal interest rate	5.70%
Maturity
Promissory notes, Total non-current	S/ 411,769
May 8, 2020 [member] | BBVA [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	2.70%
Maturity	May 8, 2020
Promissory notes, Total current		8,293
Senior Notes
Currency	US$
June 18, 2020 [member] | Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	S/
Nominal interest rate	4.64%
Maturity	June 18, 2020
Promissory notes, Total current		13,689
Senior Notes
Currency	S/
August 6, 2020 [member] | Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.36%
Maturity	August 6, 2020
Promissory notes, Total current		5,307
Senior Notes
Currency	US$
August 14, 2020 [member] | Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.23%
Maturity	August 14, 2020
Promissory notes, Total current		4,864
Senior Notes
Currency	US$
October 9, 2020 [member] | Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.16%
Maturity	October 9, 2020
Promissory notes, Total current		16,867
Senior Notes
Currency	US$
October 10, 2020 [member] | Scotiabank Perú S.A.A. [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.00%
Maturity	October 10, 2020
Promissory notes, Total current		43,121
Senior Notes
Currency	US$
November 27, 2020 [member] | Scotiabank Perú S.A.A. [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	2.35%
Maturity	November 27, 2020
Promissory notes, Total current		6,633
Senior Notes
Currency	US$
April 15, 2019 [member] | Banco de Crédito del Perú [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.43%
Maturity	April 15, 2019
Promissory notes, Total current	S/ 16,895
Senior Notes
Currency	US$
October 10, 2019 [member] | Scotiabank Perú S.A.A. [member]
Short-term promissory notes
Currency	US$
Nominal interest rate	3.40%
Maturity	October 10, 2019
Promissory notes, Total current	S/ 43,927
Senior Notes
Currency	US$
February 8, 2023 [member]
Short-term promissory notes
Currency	US$
Senior Notes
Currency	US$
Nominal interest rate	4.50%
Maturity	February 8, 2023
Promissory notes, Total non-current	S/ 441,786	434,380
February 1, 2029 [member]
Short-term promissory notes
Currency	S/
Senior Notes
Currency	S/
Nominal interest rate	6.69%
Maturity	February 1, 2029
Promissory notes, Total non-current		259,440
February 1, 2034 [member]
Short-term promissory notes
Currency	S/
Senior Notes
Currency	S/
Nominal interest rate	6.84%
Maturity	February 1, 2034
Promissory notes, Total non-current		S/ 309,310